Warrants - Schedule of Private Warrants Outstanding (Details) - Private Placement Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Private Warrants Outstanding [Line Items]
Number of shares	36,886	86,873
Series A Convertible Preferred Stock [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date	January 2013	January 2013
Exercise Price	$ 3.16792	$ 3.16792
Number of shares	12,626	12,626
Expiration Date	January 2028	January 2028
Series B Convertible Preferred Stock [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date	June 2015	June 2015
Exercise Price	$ 11.49921	$ 11.49921
Number of shares	8,696	8,696
Expiration Date	June 2030	June 2030
Series C Convertible Preferred Stock [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date	July 2022	July 2017
Exercise Price	$ 64.24741	$ 28.72761
Number of shares	15,564	5,865
Expiration Date	July 2029	July 2024
Series D Convertible Preferred Stock [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date		September 2017
Exercise Price		$ 54.38991
Number of shares		44,122
Expiration Date		September 2024
Series E Convertible Preferred Stock [Member]
Schedule of Private Warrants Outstanding [Line Items]
Issued Date		July 2022
Exercise Price		$ 64.24741
Number of shares		15,564
Expiration Date		July 2029